Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of common stock outstanding allowed for awards	10.00%
Number of shares outstanding which vested (in shares)	1,228,399	3,832,424	4,122,910	4,512,952
Fair value of vested options	$ 1.2	$ 0.6	$ 0.8
Unrecognized compensation expense	$ 0.9	$ 0.9
Weighted-average exercise price of non-vested awards (in usd per share)	$ 2.86	$ 2.52
Weighted-average remaining contractual term of vested awards	1 year 10 months 24 days	3 years 2 months 12 days
Weighted-average remaining contractual term of outstanding awards	2 years 8 months 12 days	2 years 9 months 18 days
Intrinsic value of options exercised	$ 20.7	$ 4.4	1.7
Excess tax benefits from share based compensation	$ (0.1)	$ 1.0	$ 0.1
Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding which vested (in shares)	80,098	1,137,176
Weighted-average remaining contractual term	1 year 10 months 24 days	3 years 2 months 12 days
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Percentage of fair market value of common stock (not less than)	100.00%
Award termination period	10 years
Stock option compensation expense	$ 2.2	$ 0.5	$ 0.8
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years